FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity Risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liquidity Risk
Financial liabilities	$ 295,545	$ 265,040
Trade and other payable
Liquidity Risk
Financial liabilities	9,051	3,579
Accrued expenses
Liquidity Risk
Financial liabilities	39,051	19,995
Production prepayment
Liquidity Risk
Financial liabilities	18,194
Provisions
Liquidity Risk
Financial liabilities	3,316	6,025
Credit facilities payments, including interest
Liquidity Risk
Financial liabilities	225,933	235,441
Year 1
Liquidity Risk
Financial liabilities	81,128	38,906
Year 1 | Trade and other payable
Liquidity Risk
Financial liabilities	9,051	3,579
Year 1 | Accrued expenses
Liquidity Risk
Financial liabilities	39,051	19,995
Year 1 | Production prepayment
Liquidity Risk
Financial liabilities	18,194
Year 1 | Provisions
Liquidity Risk
Financial liabilities	1,158	2,726
Year 1 | Credit facilities payments, including interest
Liquidity Risk
Financial liabilities	13,674	12,606
1 - 5 years
Liquidity Risk
Financial liabilities	214,417	226,134
1 - 5 years | Provisions
Liquidity Risk
Financial liabilities	2,158	3,299
1 - 5 years | Credit facilities payments, including interest
Liquidity Risk
Financial liabilities	$ 212,259	$ 222,835